UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2008

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Oppenheimer Asset Management Inc.
Address: 200 Park Avenue
         New York, NY  10166

13F File Number:  28-10748

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Deborah Kaback
Title:     Senior Vice President
Phone:     212.667.4395

Signature, Place, and Date of Signing:

     /s/  Deborah Kaback     New York, NY     August 11, 2008

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.


                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     29

Form13F Information Table Value Total:     $13,652 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

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                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ABB LTD                        SPONSORED ADR    000375204      249     8776 SH       DEFINED                     0        0     8776
AMERICA MOVIL SAB DE CV        SPON ADR L SHS   02364W105      363     6882 SH       DEFINED                     0        0     6882
AMPHENOL CORP NEW              CL A             032095101      637    14193 SH       DEFINED                     0        0    14193
BANCO BRADESCO S A             SP ADR PFD NEW   059460303      330    16110 SH       DEFINED                     0        0    16110
BIG LOTS INC                   COM              089302103      322    10292 SH       DEFINED                     0        0    10292
BLACKROCK INC                  COM              09247X101      543     3069 SH       DEFINED                     0        0     3069
BMC SOFTWARE INC               COM              055921100      328     9103 SH       DEFINED                     0        0     9103
C H ROBINSON WORLDWIDE INC     COM NEW          12541W209      277     5059 SH       DEFINED                     0        0     5059
CAMERON INTERNATIONAL CORP     COM              13342B105      514     9294 SH       DEFINED                     0        0     9294
CHICAGO BRIDGE & IRON CO N V   N Y REGISTRY SH  167250109      385     9675 SH       DEFINED                     0        0     9675
CHINA MOBILE LIMITED           SPONSORED ADR    16941M109      800    11956 SH       DEFINED                     0        0    11956
CSX CORP                       COM              126408103      875    13936 SH       DEFINED                     0        0    13936
DANAHER CORP DEL               COM              235851102      250     3237 SH       DEFINED                     0        0     3237
EXXON MOBIL CORP               COM              30231G102      806     9140 SH       DEFINED                     0        0     9140
FMC TECHNOLOGIES INC           COM              30249U101      465     6043 SH       DEFINED                     0        0     6043
GERDAU S A                     SPONSORED ADR    373737105      537    22374 SH       DEFINED                     0        0    22374
HASBRO INC                     COM              418056107      277     7754 SH       DEFINED                     0        0     7754
ITT EDUCATIONAL SERVICES INC   COM              45068B109      323     3907 SH       DEFINED                     0        0     3907
MONSANTO CO NEW                COM              61166W101      537     4251 SH       DEFINED                     0        0     4251
MOSAIC CO                      COM              61945A107      766     5294 SH       DEFINED                     0        0     5294
OCEANEERING INTL INC           COM              675232102      311     4037 SH       DEFINED                     0        0     4037
OPEN JT STK CO-VIMPEL COMMUN   SPONSORED ADR    68370R109      576    19396 SH       DEFINED                     0        0    19396
ORACLE CORP                    COM              68389X105      434    20681 SH       DEFINED                     0        0    20681
QUICKSILVER RESOURCES INC      COM              74837R104      371     9603 SH       DEFINED                     0        0     9603
SOCIEDAD QUIMICA MINERA DE C   SPON ADR SER B   833635105      272     5831 SH       DEFINED                     0        0     5831
SPRINT NEXTEL CORP             COM SER 1        852061100      121    12685 SH       DEFINED                     0        0    12685
TEVA PHARMACEUTICAL INDS LTD   ADR              881624209      456     9958 SH       DEFINED                     0        0     9958
THERMO FISHER SCIENTIFIC INC   COM              883556102      277     4962 SH       DEFINED                     0        0     4962
XTO ENERGY INC                 COM              98385X106     1250    18246 SH       DEFINED                     0        0    18246